MERGER TRANSACTION COSTS PAYABLE - Narrative (Details) $ in Thousands	1 Months Ended	3 Months Ended
	Dec. 31, 2023 USD ($) agreement	Mar. 26, 2024 shares	Dec. 31, 2022 USD ($)
Subsidiary, Sale of Stock [Line Items]
Number of success agreements entered into | agreement	3
Merger transaction costs payable in shares | $	$ 4,250		$ 0
Common Class A | Subsequent Event
Subsidiary, Sale of Stock [Line Items]
Common stock issued during period (in shares) | shares		1,208,543